REGULATORY CAPITAL REQUIREMENTS (Details) $ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
WSI [Member]
Regulatory Capital Requirements [Abstract]
Regulatory capital requirements, minimum liquid capital required	$ 385,609	$ 3.0	$ 385,609	$ 3.0